Property and equipment	12 Months Ended
Dec. 31, 2019
Property and equipment
Property and equipment

10.    Property and equipment

	Leasehold	Medical	Office	Furniture and
	improvements	equipment	equipment	vehicles	CIP	Total
At 31 December 2018 and 1 January 2019
(Predecessor)
Cost	1,434,467	615,530	96,493	31,882	394,405	2,572,777
Accumulated depreciation	(378,094)	(225,699)	(55,778)	(18,281)	—	(677,852)

Net carrying amount	1,056,373	389,831	40,715	13,601	394,405	1,894,925

At 31 December 2018 and 1 January 2019, net of accumulated depreciation	1,056,373	389,831	40,715	13,601	394,405	1,894,925
Additions	18,030	77,495	18,835	955	68,646	183,961
Elimination of Predecessor fair value adjustment arising from the acquisition of Chindex in 2014	7,617	—	(374)	—	—	7,243
Fair value adjustment arising from the Business Combination	91,610	(47,632)	13,952	6,669	—	64,599
Transfers	443,089	42	1,038	3,158	(447,327)	—
Disposals	(343)	(1,594)	(443)	(18)	—	(2,398)
Depreciation	(102,216)	(59,915)	(18,746)	(4,672)	—	(185,549)
At 31 December 2019, net of accumulated depreciation	1,514,160	358,227	54,977	19,693	15,724	1,962,781

At 31 December 2019
(Successor)
Cost, net of accumulated depreciation prior to the Closing Date	1,518,694	359,540	56,087	20,012	15,724	1,970,057
Accumulated depreciation after the Closing Date	(4,534)	(1,313)	(1,110)	(319)	—	(7,276)

Net carrying amount	1,514,160	358,227	54,977	19,693	15,724	1,962,781

	Leasehold	Medical	Office	Furniture and
	improvements	equipment	equipment	vehicles	CIP	Total
At 1 January 2018 (Predecessor)
Cost	801,344	437,778	62,815	23,994	295,344	1,621,275
Accumulated depreciation	(310,910)	(186,527)	(44,182)	(15,084)	—	(556,703)

Net carrying amount	490,434	251,251	18,633	8,910	295,344	1,064,572

At 1 January 2018, net of accumulated depreciation	490,434	251,251	18,633	8,910	295,344	1,064,572
Additions	66,538	182,612	34,163	7,999	666,701	958,013
Transfers	566,658	982	—	—	(567,640)	—
Disposals	(3)	(308)	(13)	(9)	—	(333)
Depreciation	(67,254)	(44,706)	(12,068)	(3,299)	—	(127,327)
At 31 December 2018, net of accumulated depreciation	1,056,373	389,831	40,715	13,601	394,405	1,894,925

At 31 December 2018 (Predecessor)
Cost	1,434,467	615,530	96,493	31,882	394,405	2,572,777
Accumulated depreciation	(378,094)	(225,699)	(55,778)	(18,281)	—	(677,852)

Net carrying amount	1,056,373	389,831	40,715	13,601	394,405	1,894,925

Interest expenses arising from borrowings attributable to the construction of healthcare facility leasehold improvements capitalized during 2018 Predecessor Period was RMB8,508 and was included in additions to CIP. The rate used to determine the amount of borrowing costs eligible for capitalization was 7.10% to 7.39%, which was the EIR of the specific borrowing. There was no interest expense capitalized during the Successor Period or 2019 Predecessor Period.

Impairment testing of property and equipment

When any indicators of impairment are identified, property and equipment are reviewed for impairment based on each CGU. The CGU is assessed at an individual city level in the PRC where the Group operates its hospitals and clinics. All the hospitals and clinics within the individual city maintain centralized patient records; use the same appointment reservation and accounting system; share resources including doctors, nurses, medical equipment; and refer patients amongst hospitals and clinics within the same city. The carrying values of these CGUs were compared to the recoverable amounts of the CGUs, which were based predominantly on value in use. Value in use calculations use pre-tax cash flow projections based on financial budgets approved by management covering a five-year period. Other key assumptions applied in the impairment testing include the expected price of healthcare services, demand for the services, service costs and related expenses. Management determined these key assumptions based on past performance and their expectations on market development. Further, the Group adopted a pre-tax and non-inflation rate of 12.0% and 13.1% for impairment testing of property and equipment at 31 December 2019 (Successor) and 2018 (Predecessor), respectively, that reflects specific risks related to the CGUs as discount rates.

There was only one CGU with an indicator of impairment identified during the periods presented. Based on the impairment assessments,  management of the Group are of the view that there was no impairment during the periods presented.